Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade payables and accrued liabilities	$ 384	$ 395
Accrued dividend payable	0	3
Cash-settled share-based payments	12	15
Total accounts payable and accrued liabilities	$ 396	$ 413